CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Cash Flows [Abstract]
Net income including noncontrolling interest	$ 756,537	$ 720,044	$ 512,951
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	261,853	301,837	244,928
Stock-based compensation expense	51,061	54,785	51,533
Deferred income taxes	18,582	(38,097)	(38,537)
Impairment of goodwill, indefinite and long-lived assets (see Notes 3 and 7)	208,712	4,204	280,802
Loss on early extinguishment of debt (see Note 4)	0	0	28,326
Write-down of equity investments	66,209	43,482	39,489
Gain on settlement of SGM liability (see Note 2)	0	(26,650)	0
Other	77,291	51,375	28,467
Changes in assets and liabilities, net of business acquisitions and divestitures:
Accounts receivable—trade, net	(6,881)	21,096	(24,440)
Inventories	(71,404)	13,965	52,049
Prepaid expenses and other current assets	18,214	(42,955)	118,007
Accounts payable and accrued liabilities	(52,960)	(63,467)	9,574
Accrued income taxes	(71,027)	(937)	36,848
Contributions to pension and other benefit plans	(56,433)	(41,697)	(53,273)
Other assets and liabilities	49,761	16,443	(30,413)
Net cash provided by operating activities	1,249,515	1,013,428	1,256,311
Investing Activities
Capital additions (including software)	(257,675)	(269,476)	(356,810)
Proceeds from sales of property, plant and equipment	7,609	3,651	1,205
Proceeds from sale of business	0	0	32,408
Equity investments in tax credit qualifying partnerships	(78,598)	(44,255)	(30,720)
Business acquisitions, net of cash and cash equivalents acquired	0	(285,374)	(218,654)
Sale of short-term investments	0	0	(95,316)
Net cash used in investing activities	(328,664)	(595,454)	(477,255)
Financing Activities
Net (decrease) increase in short-term debt	(81,426)	275,607	10,720
Long-term borrowings	954	792,953	599,031
Repayment of long-term debt	0	(500,000)	(355,446)
Payment of SGM liability (see Note 2)	0	(35,762)	0
Cash dividends paid	(526,272)	(499,475)	(476,132)
Repurchase of common stock	(300,312)	(592,550)	(582,623)
Exercise of stock options	63,288	94,831	55,703
Other	0	0	(48,270)
Net cash used in financing activities	(843,768)	(464,396)	(797,017)
Effect of exchange rate changes on cash and cash equivalents	6,129	(3,140)	(10,364)
Increase (decrease) in cash and cash equivalents	83,212	(49,562)	(28,325)
Cash and cash equivalents, beginning of period	296,967	346,529	374,854
Cash and cash equivalents, end of period	380,179	296,967	346,529
Supplemental Disclosure
Interest paid (excluding loss on early extinguishment of debt in 2015)	101,874	90,951	88,448
Income taxes paid	$ 351,832	$ 425,539	$ 368,926